Organization (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 15, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 26, 2022	Sep. 30, 2021
Organization (Details) [Line Items]
Net loss attributable to common stockholders				$ (79,540)	$ (77,589)
Accumulated deficit		$ (471,422)	$ (471,422)	(386,729)	(307,189)
Cash and cash equivalents		33,412	33,412	$ 21,626	$ 43,692		$ 27,259
Transaction cost		$ 27,668	$ 27,668
Gross proceeds	$ 244,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Net loss		$ 28,900	$ 84,700
Total cash and cash equivalents		$ 33,400	$ 33,400
Business Combination [Member]
Organization (Details) [Line Items]
Transaction cost	$ 111,000
Class A Common Stock [Member]
Organization (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	0.0001		$ 0.0001
Class B Common Stock [Member]
Organization (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001